Victory National Municipal Bond Fund
Victory National Municipal Bond Fund
Investment Objective
The Fund seeks to provide a high level of current interest income exempt from federal income tax, as is consistent with the preservation of capital.
Fund Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment Professional and in Investing with Victory on page 13 of the Fund's Prospectus and in Additional Purchase, Exchange and Redemption Information on page 44 of the Fund's Statement of Additional Information (SAI).

Shareholder Fees (paid directly from your investment)
Shareholder Fees - Victory National Municipal Bond Fund	Class A	Class Y
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	2.00%	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Victory National Municipal Bond Fund		Class A	Class Y
Management Fees		0.55%	0.55%
Distribution (12b-1) Fees		0.25%	none
Other Expenses		0.25%	0.51%
Acquired Fund Fees and Expenses	[1]	0.04%	0.04%
Total Annual Fund Operating Expenses		1.09%	1.10%
Fee Waiver/Expense Reimbursement	[2]	(0.06%)	(0.34%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[2]	1.03%	0.76%
[1]	Acquired Fund Fees and Expenses ("AFFE") are fees and expenses of investment companies in which the Fund invests which are indirectly incurred by the Fund.
[2]	The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding Acquired Fund Fees and Expenses, and certain other items such as interest, taxes and brokerage commissions) of Class A and Class Y shares do not exceed, respectively, 0.99% and 0.72% until at least February 28, 2017. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement. This agreement may only be terminated by the Fund's Board of Trustees.

Example:

The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Victory National Municipal Bond Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	303	534	783	1,497
Class Y	78	316	573	1,310

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 97% of the average value of its portfolio.

Principal Investment Strategy

The Fund pursues its investment objective by investing primarily in municipal securities, including mortgage-related securities, with fixed, variable, or floating interest rates. The Fund primarily invests in municipal securities from several states, rather than from a single state.

Under normal circumstances, the Fund will invest at least 80% of its net assets in bonds issued by or on behalf of various states or municipalities, the interest on which is exempt from federal income tax. Federal income taxation includes the alternative minimum tax. The Fund will not change this policy without shareholder approval.

In making investment decisions, the Sub-Adviser looks for securities that provide interest income exempt from federal income tax and offer above average total return potential. The Fund's strategy involves purchasing market segments and individual issues that the Sub-Adviser believes are undervalued, while selling those that it believes have become overvalued.

The average effective maturity of the Fund's holdings generally will range from 3 to 12 years.

There is no guarantee that the Fund will achieve its objective.

For purposes of the Fund's investment strategy, "net assets" includes any borrowings for investment purposes.

Principal Risks

The Fund's investments are subject to the following principal risks:

  Economic or political events may take place in a state or municipality which may make the market value of that state's or municipality's obligations decline.
  The market values of the securities acquired by the Fund may decline.
  The portfolio manager may not execute the Fund's principal investment strategies effectively.
  Interest rates may rise or the rate of inflation may increase, impacting the value of investments in fixed income securities. A debt issuer’s credit quality may be downgraded or an issuer may default. Interest rates may fluctuate due to changes in governmental fiscal policy initiatives and resulting market reaction to those initiatives.
  Over recent years, the capacity of dealers to make markets in fixed income securities has been outpaced by the growth in the size of the fixed income markets. In a rising interest rate environment or when investor redemptions from fixed income funds are higher than normal, liquidity risk may be magnified due to the increased supply in the market that would result from selling activity.
  An issuer's credit quality may be downgraded or an issuer may default on its securities.
  The Fund reinvests at lower interest rates amounts that the Fund receives as interest, sale proceeds or amounts received as a result of prepayment of mortgage-related securities.
  The average life of a mortgage-related security may be shortened or lengthened.
  An investment may lose its tax-exempt status or tax laws may change and subject an investment to taxation.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

Investment Performance

The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.

The table shows how the average annual total returns for Class A and Class Y shares of the Fund, including applicable maximum sales charges, compare to those of the Barclays Capital U.S. 7-Year Municipal Bond Index. We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at VictoryFunds.com.

Calendar Year Returns for Class A Shares (Results do not include a sales charge. If one were included, results would be lower.)

Highest/lowest quarterly results during this time period were:
Highest	5.85% (quarter ended September 30, 2009)
Lowest	-3.95% (quarter ended December 31, 2010)

Average Annual Total Returns (For the Periods ended December 31, 2015)
Average Annual Returns - Victory National Municipal Bond Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years		Average Annual Returns, 10 Years	Average Annual Returns, Inception Date
Class A	0.56%	3.07%		3.59%
Class Y	2.91%	1.83%	[1]		Jan. 28, 2013
After Taxes on Distributions | Class A	0.08%	2.76%		3.32%
After Taxes on Distributions and Sale of Fund Shares | Class A	1.43%	2.79%		3.32%
Barclays Capital U.S. 7-Year Municipal Bond Index returns reflect no deduction for fees, expenses, or taxes.	3.26%	4.48%		4.82%
[1]	Inception date of Class Y shares is January 28, 2013.